RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Advances from directors (interest at prime plus 1%)	$ 153,291	$ 160,643
Entities controlled by directors (non-interest-bearing)	155,645	130,444
Due to related parties	$ 308,936	$ 291,087